The components of the Company’s debt as of July 31, 2021 and January 31, 2021 were as follows: (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 10, 2020	Jul. 31, 2021	Jan. 31, 2021	Jan. 28, 2021	Aug. 28, 2022	Aug. 18, 2021	Jul. 31, 2020	Jan. 31, 2020
Short-term Debt [Line Items]
Debt		$ 2,856,469	$ 2,030,579					$ 625,597
Accrued interest payable		175,422					$ 22,076
Short-Term Debt		1,500,473	716,142				$ 1,500,473	609,491
Current Portion Of Long-Term Debt		444,724	424,064					4,166
Long-term loan		911,272	890,373					11,940
Total, Debt		2,856,469	2,030,579					625,597
Long-term loan, current		$ 444,724	$ 424,064					4,166
Loan One [Member]
Short-term Debt [Line Items]
Debt issuance date		Oct. 08, 2019		Oct. 14, 2019
Debt revised date		Feb. 29, 2020
Debt repayment date		Nov. 10, 2010
Maturity date		Jun. 30, 2022	Apr. 14, 2020
Debt instrument periodic payment		$ 20,000	$ 11,200
Debt		$ 97,340	$ 102,168					63,635
Percentage of debt instrument interest rate	13.00%		35.50%
Lump sum payable amount	$ 20,000
Loan One [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt instrument periodic payment	$ 5,705
S F S Funding Loan 1 [Member]
Short-term Debt [Line Items]
Debt issuance date		Jan. 08, 2020	Jan. 08, 2020
Maturity date		Jul. 28, 2021	Apr. 07, 2021
Debt instrument periodic payment		$ 6,006	$ 6,006
Debt		3,615	161,227					371,963
Notes payable principal amount		$ 389,980	$ 389,980
Note payable percentage		24.00%	24.00%
Description of payment terms		weekly
Forklift Note Payable [Member]
Short-term Debt [Line Items]
Debt issuance date		Sep. 26, 2018	Sep. 26, 2018
Maturity date		Aug. 31, 2023
Debt instrument periodic payment			$ 394
Debt		$ 10,255	$ 12,269					16,106
Notes payable principal amount		$ 20,433						20,433
Note payable percentage		6.23%	6.23%
Description of payment terms		60 monthly payments	60 monthly payments
Vehicle Loan [Member]
Short-term Debt [Line Items]
Debt issuance date		Feb. 16, 2021
Debt instrument periodic payment		$ 1,414
Debt		87,989
Notes payable principal amount		$ 93,239
Note payable percentage		2.90%
Description of payment terms		72 monthly payments
Secured equipment net book value		$ 90,685
Vehicle Loan One [Member]
Short-term Debt [Line Items]
Debt issuance date		Mar. 20, 2021
Debt instrument periodic payment		$ 1,048
Debt		57,752
Notes payable principal amount		$ 59,711
Note payable percentage		7.89%
Description of payment terms		72 monthly payments
Secured equipment net book value		$ 84,371
Working Capital Note Payable [Member]
Short-term Debt [Line Items]
Debt issuance date		Jun. 04, 2021	Oct. 25, 2019
Maturity date		Jun. 04, 2022
Debt instrument periodic payment		$ 12,789
Debt		448,539						6,978
Notes payable principal amount		$ 500,000	$ 200,000
Note payable percentage		31.00%
Working Capital Note Payable One [Member]
Short-term Debt [Line Items]
Debt issuance date		Jun. 04, 2021
Debt repayment date			Feb. 05, 2020
Maturity date		Jun. 04, 2022	Jan. 25, 2020
Debt instrument periodic payment		$ 12,212	$ 20,417
Debt		446,064
Notes payable principal amount		$ 500,000
Note payable percentage		26.00%	10.00%
Demand Loan [Member]
Short-term Debt [Line Items]
Debt issuance date		Feb. 01, 2020	Aug. 19, 2019
Debt		$ 5,000	$ 5,000					122,000
Notes payable principal amount		$ 5,000	$ 122,000
Note payable percentage		15.00%	25.00%
Maturity date, description		5% fee on outstanding balance	5
Demand Loan One [Member]
Short-term Debt [Line Items]
Debt issuance date		Mar. 08, 2019
Debt		$ 2,500	$ 2,500					2,500
Notes payable principal amount		$ 2,500	$ 5,000
Note payable percentage		25.00%	15.00%
Maturity date, description		5% fee on outstanding balance	5
Demand Loan Two [Member]
Short-term Debt [Line Items]
Debt issuance date		Feb. 27, 2019	Mar. 08, 2019
Debt		$ 12,415	$ 12,415					$ 12,415
Notes payable principal amount		$ 65,500	$ 2,500
Note payable percentage		25.00%	25.00%
Maturity date, description		5% fee on outstanding balance	5
Promissory Note [Member]
Short-term Debt [Line Items]
Debt issuance date		Sep. 18, 2020	Sep. 18, 2020
Maturity date		Sep. 18, 2021	Sep. 18, 2021
Debt		$ 60,000	$ 60,000
Notes payable principal amount		60,000	60,000
Original issue discount		$ 5,000	$ 5,000
Percentage of debt instrument interest rate		15.00%	15.00%
Promissory Note One [Member]
Short-term Debt [Line Items]
Debt issuance date		Aug. 28, 2020	Aug. 28, 2020
Debt		$ 425,000	$ 425,000
Notes payable principal amount		425,000	425,000
Original issue discount		$ 50,000	$ 50,000
Percentage of debt instrument interest rate		15.00%	15.00%
Accrued interest payable		$ 825,000	$ 850,000
Promissory Note Two [Member]
Short-term Debt [Line Items]
Debt issuance date		Aug. 28, 2020	Aug. 28, 2020
Maturity date		Aug. 28, 2022	Aug. 28, 2022
Debt		$ 1,200,000	$ 1,200,000
Notes payable principal amount		$ 1,200,000	$ 1,200,000
Description of payment terms		interest payable monthly with the first six months interest deferred until the 6th month and added to principal
Percentage of debt instrument interest rate		12.00%	12.00%
Promissory Note Two [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Notes payable principal amount					$ 826,800	$ 445,200
Promissory Note Three [Member]
Short-term Debt [Line Items]
Debt issuance date		Aug. 31, 2020	Aug. 31, 2020
Maturity date		Feb. 28, 2021	Feb. 28, 2021
Debt			$ 50,000
Notes payable principal amount		$ 50,000	$ 50,000
Percentage of debt instrument interest rate		10.00%	10.00%
Long Term Loans [Member]
Short-term Debt [Line Items]
Long-term loan		$ 3,812	$ 4,064
Long-term loan, current		10,255	12,269
Long Term Loans One [Member]
Short-term Debt [Line Items]
Long-term loan		13,334	0
Long-term loan, current		87,989	102,168
Long Term Loans Two [Member]
Short-term Debt [Line Items]
Long-term loan		7,578	420,000
Long-term loan, current		57,752	$ 1,200,000
Long Term Loans Three [Member]
Short-term Debt [Line Items]
Long-term loan		420,000
Long-term loan, current		$ 1,200,000